Cash and Restricted Deposits	12 Months Ended
Dec. 31, 2019
Cash and Restricted Deposits [Abstract]
Cash and Restricted Deposits

Note 3.A – Cash

	December 31,
	2018	2019
	Thousands USD	Thousands USD

Bank accounts- dominated in NIS	583	348
Bank accounts- dominated in USD	3,167	3,536
Bank accounts- other	3	10
	3,753	3,894

Note 3.B – Restricted deposits

1.	The Group has restricted deposits for its credit cards in an amount of $31,000. The deposits are not linked and bear an annual interest rate of 0.01%-0.05%.

2.	The Group has a restricted deposit in the amount of $377,000 for the lease of its offices and labs and for credit cards. The deposit is not linked and bears an annual interest rate of 0.01%. The Group expect to lease its offices and labs for a period of more than a year, thus the restricted deposit was classified as a non-current asset.